Basis of preparation and significant accounting policies - Summary of transition impact (Detail) - EUR (€) € in Thousands	Jun. 30, 2019 [1]	Jan. 01, 2019	Dec. 31, 2018
Disclosure of significant accounting policies [line items]
Operating leases commitments disclosed - 31 December 2018			€ 2,912
Future minimum sublease income offset against amount of operating lease commitments previously disclosed [1]			1,078
Adjustment as a result of different treatment of extension options			957
'Low-valueassets' and 'short-term' leases [2]			(137)
Discounting effect @ incremental borrowing rate			(928)
Additional operating leases commitments within IFRS 16 scope 4,810	€ 3,399		652
IFRS 16 additional lease liability (current) - 1 January 2019	€ 1,167		484
IFRS 16 [member]
Disclosure of significant accounting policies [line items]
IFRS 16 additional lease liability (discounted) recognized at transition date - 1 January 2019		€ 3,882
Additional operating leases commitments within IFRS 16 scope 4,810		3,208	€ 4,810
IFRS 16 additional lease liability (current) - 1 January 2019		€ 674

[1]	The interim condensed financial statements are unaudited financial statements